Events after the reporting date	9 Months Ended
Sep. 30, 2023
Events after the reporting date [Abstract]
Events after the reporting date
16.	Events after the reporting date

In August 2023, the Group submitted an Investigational New Drug Application (“IND”) for GH001 with the U.S. Food and Drug Administration (“FDA”) with the purpose to initiate a Phase 1 healthy volunteer clinical pharmacology trial where GH001 would be administered using the Group’s own proprietary aerosol delivery device.  In September 2023, the IND was placed on clinical hold by the FDA due to “21 CFR 312.42(b)(1)(iv): Insufficient information to assess risks to human subjects”. Post quarter end, the Group received a formal clinical hold letter from the FDA. Following the receipt of the formal clinical hold letter, the Group is currently assessing future costs associated with the steps to be undertaken to address the matters identified by the FDA to be in a position to provide the IND response submission and is also assessing the potential broader business impacts.